Stockholders' (Deficit) Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' (Deficit) Equity

NOTE 5 - STOCKHOLDERS’ (DEFICIT) EQUITY

Shares Authorized

The total number of shares of all classes of stock which the Company is authorized to issue is One Hundred Fifty Million (150,000,000) shares of which One Million (1,000,000) shares are preferred stock, par value $0.001 per share, and One Hundred Forty Nine Million (149,000,000) shares are common stock, par value $0.001 per share.

Common Stock Issued for Services

The Company entered into agreements with vendors providing legal services, investment banking services, public relations services and marketing services, which received all or a portion of their remuneration in common stock equity. The Company records the appropriate expense as the shares are earned over the terms of their underlying agreements. As of March 31, 2016, all shares issued for these services were vested. In accordance with FASB ASC 505-50, the shares issued are periodically valued, as earned, through the vesting period.

On January 8, 2016 the Company issued 85,000 shares of common stock initially valued at $24,650 in exchange for services.

On January 8, 2016, the Company issued 130,000 shares of common stock to three persons under the Company’s Amended and Restated 2015 Equity Incentive Plan (“Performance Plan”). During the three months ended March 31, 2016, the Company recorded $37,700 as legal and professional fees related to shares issued to those professionals.

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Shares Authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Seventy Five Million (75,000,000) shares of which One Million (1,000,000) shares are preferred stock, par value $0.001 per share, and Seventy Four Million (74,000,000) shares are common stock, par value $0.001 per share.

Common Stock Issued for Services

The Company entered into agreements with vendors providing legal services, investment banking services, public relations services and marketing services, who received all or a portion of their remuneration in common stock equity. The Company records the appropriate expense as the shares are earned over the terms of their underlying agreements. As of December 31, 2015, all shares issued for these services were vested. In accordance with FASB ASC 505-50, the shares issued are periodically valued, as earned, through the vesting period.

On January 12, 2015, the Company issued 312,500 shares of common stock to three consultants initially valued at $46,875 in satisfaction of outstanding accounts payable of which $9,375 represented amounts incurred in 2014. The Company records the appropriate expense as the shares are earned over the terms of their underlying agreements. During the year ended December 31, 2015, the Company recorded $37,500 as legal and professional expenses.

On February 18 and March 19, 2015, the Company issued 89,636 shares of common stock initially valued at $26,891 to Uptick Capital LLC under a consulting service agreement. During the year ended December 31, 2015, the Company recorded $26,891 legal and professional expenses.

During the second quarter ended June 30, 2015, the Company issued 589,082 shares of common stock initially valued at $183,868 to six consultants. 200,000 shares of common stock were issued in exchange for legal services, 20,000 shares of common stock for public relations services, 33,333 shares of common stock for marketing services and 335,749 shares of common stock for investor relations services. During the year ended December 31, 2015, the Company recorded $183,868 as legal and professional expenses.

During the third quarter ended September 30, 2015, the Company issued 28,063 shares of common stock initially valued at $14,909 to Uptick Capital LLC under a consulting service agreement. In addition, 75,000 shares of common stock valued at $37,875 was issued to a member of the board of directors for services rendered. During the year ended December 31, 2015, the Company recorded $52,784 as legal and professional expenses.

During the fourth quarter ended December 31, 2015, the Company issued 143,388 shares of common stock initially valued at $53,786 to two consultants. 103,388 shares of common stock were issued in exchange for legal services and 40,000 shares of common stock for public relations services. The Company recorded $53,842 as legal and professional expenses.

Convertible Notes Payable

On March 1 and June 26, 2015, Echo Factory converted notes payable and was issued a total of 336,000 shares of common stock valued initially at $84,000 in connection with the conversion of notes payable (see Note 4).

Private Placements

During the three months ended June 30, 2014, the Company completed a private placement of its common stock. The Company received $104,250 in aggregate gross proceeds from the sale of a total of 695,000 shares of common stock at a price of $0.15 per share.

During the three months ended September 30, 2014, the Company completed a private placement of its common stock. The Company received $115,350 in aggregate gross proceeds from the sale of a total of 769,000 shares of common stock at a price of $0.15 per share.

During the three months ended December 30, 2014, the Company completed a private placement of its common stock. The Company received $558,500 in aggregate gross proceeds from the sale of a total of 3,383,333 shares of common stock at a price of $0.15 per share.

During the three months ended March 31, 2015, the Company completed a private placement of its common stock. The Company received $124,900 in aggregate gross proceeds from the sale of a total of 416,333 shares of common stock at a price of $0.30 per share.

During the three months ended June 30, 2015, the Company completed a private placement of its common stock. The Company received $1,055,800 in aggregate gross proceeds from the sale of a total of 3,586,061 shares of common stock at a price between $0.25 and $0.30 per share.

During the three months ended September 30, 2015, the Company completed a private placement of its common stock. The Company received $864,535 in aggregate gross proceeds from the sale of a total of 1,921,189 shares of common stock at a price of $0.45 per share.

Spiral Toys LLC and disposition of Lexi-Luu

A total of 18,130,887 shares were issued in connection with the acquistion of Spiral Toys LLC and a reduction in the number of outstanding shares of 2,500,000 was recorded in connection with the disposition of Lexi-Luu.